Other Liabilities (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Components of Other within Other Liablities

The components of other within other liabilities are as follows:

(Canadian $ in millions)	2018	2017
Accounts payable, accrued expenses and other items	8,119	7,894
Accrued interest payable	1,385	1,037
Cash collateral	4,343	3,696
Insurance-related liabilities	9,585	8,959
Liabilities of subsidiaries, other than deposits	9,283	6,931
Other employee future benefits liability (Note 21)	960	1,303
Payable to brokers, dealers and clients	1,898	2,177
Pension liability (Note 21)	256	364
Total	35,829	32,361

Certain comparative figures have been reclassified to conform with the current year’s presentation.

Summary of Reconciliation of the Change in Insurance Related Liabilities

A reconciliation of the change in insurance-related liabilities is as follows:

(Canadian $ in millions)	2018	2017
Insurance-related liabilities, beginning of year	8,959	7,909
Increase (decrease) in life insurance policy benefit liabilities from:
New business	742	545
In-force policies	(400)	66
Changes in actuarial assumptions and methodology	3	(52)
Foreign currency	–	(1)
Net increase in life insurance policy benefit liabilities	345	558
Change in other insurance-related liabilities	281	492
Insurance-related liabilities, end of year	9,585	8,959

Summary of Reinsurance Premiums Ceded

Statement of Income for the years ended October 31, 2018, 2017 and 2016, as shown in the table below:

(Canadian $ in millions)	2018	2017	2016
Direct premium income	1,976	1,750	1,561
Ceded premiums	(148)	(157)	(271)
	1,828	1,593	1,290